DISCONTINUED OPERATIONS - Assets and Liabilities of Discontinued Operations (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
DISCONTINUED OPERATIONS
Cash and cash equivalents	$ 5,551	$ 102,604
Current assets discontinued operations	5,551	422,671
Current liabilities discontinued operations	54,641	357,242
Security Segment [Member]
DISCONTINUED OPERATIONS
Cash and cash equivalents	5,551	77,380
Accounts receivable, net		280,058
Prepaid expenses and other current assets		17,780
Current assets discontinued operations	5,551	375,218
Property and equipment, net		15,584
Noncurrent assets discontinued operations		15,584
Accounts payable and accrued expenses	1,513	88,309
Customer deposits		60,940
Current liabilities discontinued operations	1,513	149,249
Consumer Goods Segment [Member]
DISCONTINUED OPERATIONS
Cash and cash equivalents		25,223
Accounts receivable, net		7,836
Prepaid expenses and other current assets		14,394
Current assets discontinued operations		47,453
Right to use asset		83,525
Noncurrent assets discontinued operations		83,525
Accounts payable and accrued expenses	53,128	124,468
Operating lease liability, current portion		83,525
Current liabilities discontinued operations	$ 53,128	$ 207,993